Basis of Preparation (Tables)	6 Months Ended
Jun. 30, 2024
Basis of Preparation [Abstract]
Schedule of Closing Rates and Average exchange rates for the Most Significant Foreign Currencies	Closing rates for the most significant foreign currencies relative to US$:
		Geographical	Reporting	June 30,	December 31,	June 30,	January 1,
Currency		area	entities	2024	2023	2023	2023
US$	Dollar	United States	2	1.0000	1.0000	1.0000	1.0000
CHF	Swiss Franc	Switzerland	2	1.1125	1.1884	1.1173	1.0810
EUR	Euro	Europe	1	1.0722	1.1036	1.0924	1.0703
Average exchange rates for the year for the most significant foreign currencies relative to US$:
				Six months ended
Currency		Geographical area	Reporting entities	June 30, 2024	June 30, 2023
US$	Dollar	United States	2	1.0000	1.0000
CHF	Swiss Franc	Switzerland	2	1.1245	1.0966
EUR	Euro	Europe	1	1.0814	1.0817